LEASES - Maturity (Details) R$ in Thousands	Mar. 31, 2021 BRL (R$)
Non-currrent lease maturity
Total	R$ 648,800
2023
Non-currrent lease maturity
Total	166,601
2024
Non-currrent lease maturity
Total	208,802
2025
Non-currrent lease maturity
Total	153,614
2026
Non-currrent lease maturity
Total	40,541
2027
Non-currrent lease maturity
Total	31,790
After 2027
Non-currrent lease maturity
Total	R$ 47,452